Schedule of Federal Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax rate difference		4.00%
Nontaxable items
GILTI tax
Others		0.40%
Valuation allowance		(25.00%)
Effective tax rate		0.40%